Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD

Current
Trade payables – third parties	1,332,108	1,244,941	304,983
Amount due to related parties, net (Note 22)	338,786	783,043	191,828
Advances from a related party (Note 22)	5,149,801	4,984,763	1,221,157
Other payables	230,340	276,861	67,824
Provision	48,000	96,000	23,518
Accrued expenses	1,035,151	1,250,162	306,261
	8,134,186	8,635,770	2,115,571

Schedule of Currency Profiles of the Company’s Trade and Other Payables

The currency profiles of the Company’s trade and other payables as at the end of each reporting period are as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Malaysian Ringgit	1,117,336	1,232,129	301,844
United States Dollar	5,805,035	5,904,818	1,446,550
Euro	523,228	929,327	227,664
Singapore Dollar	13,730	30,562	7,487
Japanese Yen	104,641	-	-
Thai Baht	-	60,374	14,790
Others	570,216	478,560	117,236
	8,134,186	8,635,770	2,115,571